Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (loss) before taxes	R$ 49,406	R$ 33,083	R$ (77,052)
Adjustments to reconcile income before taxes to cash provided on operating activities
Depreciation and amortization	54,479	51,474	62,445
Impairment of non-current assets	0	0	51,022
Net impairment losses on financial assets	110,689	76,840	58,178
Provision for revenue cancellation	1,055	(2,076)	(443)
Provision for contingencies	4,905	3,695	3,781
Accrued interests	23,275	34,189	45,018
Share-based compensation	14,728	11,823	26,372
Modification of lease contracts	(169)	(935)	0
Rent concessions	(210)	(2,046)	0
Loss on sale or disposal of non-current assets	9	45	2
Trade receivables	(117,096)	(79,548)	(79,969)
Prepayments	(782)	(1,113)	(1,939)
Other assets	5,569	(294)	(875)
Trade payables	9,466	1,283	13,906
Labor and social obligations	(1,770)	7,306	3,427
Other taxes payable	849	747	(1,636)
Prepayments from customers	664	6,359	2,104
Other payables	411	725	(6,350)
Cash from operations	155,478	141,557	97,991
Income tax paid	(18,486)	(18,736)	(12,697)
Interest paid	(64,104)	(41,774)	(27,543)
Contingencies paid	(7,853)	(5,134)	(1,702)
Net cash provided by operating activities	65,035	75,913	56,049
Cash flows from investing activities
Purchase of property and equipment	(25,995)	(25,544)	(28,470)
Purchase and capitalization of intangible assets	(32,320)	(30,919)	(16,266)
Payments for the acquisition of interests in subsidiaries	(127,804)	(117,248)	(107,988)
Sale (acquisition of) short-term investments, net	286,141	(436,584)	103,227
Net cash used in investing activities	100,022	(610,295)	(49,497)
Cash flows from financing activities
Payments of lease liabilities	(11,170)	(6,121)	(6,103)
Payments of loans and financing	(150,000)	0	0
Costs related to future issuances	(23,952)	0	0
Proceeds from loans and financing	0	150,000	0
Proceeds from initial public offering, net of share issuance costs	0	473,976	0
Capital contributions	9,722	0	1,871
Share repurchase	0	0	(2,238)
Net cash provided by (used in) financing activities	(175,400)	617,855	(6,470)
Net increase in cash and cash equivalents	(10,343)	83,473	82
Cash and cash equivalents at the beginning of the year	85,930	2,457	2,375
Cash and cash equivalents at the end of the year	R$ 75,587	R$ 85,930	R$ 2,457